Restructuring	12 Months Ended
Jan. 31, 2022
Restructuring

(13) Restructuring

In connection with strategic initiatives implemented during the period ended January 31, 2022 (Successor), June 11, 2021 (Predecessor (SLH)), January 31, 2021 (Predecessor (SLH)), August 27, 2020 (Predecessor (PL)) and January 31, 2020 (Predecessor (PL), the Company’s management approved and initiated plans to reduce its cost structure and better align operating expenses with existing economic conditions and the Company’s operating model. The Company recorded $3.6 million of restructuring charges during the period from June 12, 2021 through January 31, 2022 (Successor) and recorded a credit of $0.6 million during the period from February 1, 2021 through June 11, 2021 (Predecessor (SLH)). The Company recorded charges of $1.9 million for the period from August 28, 2020 through January 31, 2021 (Predecessor (SLH)), $0.8 million for the period from February 1, 2020 through August 27, 2020 (Predecessor (PL)) and $1.8 million for the fiscal year ended January 31, 2020, which is included in the statement of operations as restructuring. Substantially all of this charge represents the severance costs of terminated employees.